Operating leases (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating leases [abstract]
Minimum operating lease payments recognised as expense	£ 329	£ 342
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	£ 28	£ 53